N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Standard (Series A)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A) | AllspringCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Allspring Core Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	0.74%
Premier Solutions Standard (Series A) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%